Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2011	2012	2013

Current	$(662,114)	$(315,197)	$(478,966)
Deferred	(3,276,319)	(568,521)	378,908

Total	$(3,938,433)	$(883,718)	$(100,058)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2013
Current deferred tax assets:
Deferred revenue - current	$689,596	$618,648
Accrued expenses and other liabilities	313,572	583,849
Net operating loss carrying forwards	949,476	4,442,678
	1,952,644	5,645,175

Less: valuation allowance	(1,561,019)	(4,530,737)

Total current deferred tax assets	391,625	1,114,438

Non-current deferred tax assets:
Deferred revenue - non-current	$200,774	$381,522
Net operating loss carrying forwards	8,101,455	8,370,153
	8,302,229	8,751,705

Less: valuation allowance	(8,101,455)	(8,657,442)

Total non-current deferred tax assets	$200,774	$94,263

Current deferred tax liabilities:
Account receivable and other assets	(140,074)	(325,340)

Total current deferred tax liabilities	$(140,074)	$(325,340)

Non-current deferred tax liabilities:
Intangible assets	(1,168,809)	(1,886,190)

Total non-current deferred tax liabilities	$(1,168,809)	$(1,886,190)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2011	2012	2013

Loss before tax	$(15,525,522)	$(11,076,429)	$(8,073,832)
Income tax expense calculated at 25%	(3,881,381)	(2,769,107)	(2,018,458)
Effect of tax holiday	(2,155,424)	2,206,739	(266,396)

Effect of income tax rate difference in other jurisdictions	(203,633)	250,412	305,505
Non-deductible expenses	4,950,474	851,680	267,748
Non-taxable income	(40,165)	(2,122)	(439,861)
Change in valuation allowance	5,268,562	346,116	2,251,520

Income tax expense (benefit	$3,938,433	$883,718	$100,058